Note 41 - Management Report - Risk and Capital Performance - Own Funds Template, incl. RWA and capital ratios (Detail) - CCR/CRD 4 [Member] - EUR (€)		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
Common Equity Tier 1 (CET 1) capital: instruments and reserves [Abstract]
Capital instruments and the related share premium accounts and other reserves		€ 44,908,000,000	€ 45,458,000,000
Retained earnings		16,509,000,000	12,305,000,000
Accumulated other comprehensive income (loss), net of tax		(1,760,000,000)	(1,314,000,000)
Independently reviewed interim profits net of any foreseeable charge or dividend	[1]	3,493,000,000	4,183,000,000
Other		973,000,000	1,002,000,000
Common Equity Tier 1 (CET 1) capital before regulatory adjustments		64,124,000,000	61,634,000,000
Common Equity Tier 1 (CET 1) capital: regulatory adjustments [Abstract]
Additional value adjustments (negative amount)		(1,727,000,000)	(2,026,000,000)
Other prudential filters (other than additional value adjustments)		(126,000,000)	600,000,000
Goodwill and other intangible assets (net of related tax liabilities) (negative amount)		(5,014,000,000)	(5,024,000,000)
Deferred tax assets that rely on future profitability excluding those arising from temporary differences (net of related tax liabilities where the conditions in Art. 38 (3) CRR are met) (negative amount)		(4,207,000,000)	(3,244,000,000)
Negative amounts resulting from the calculation of expected loss amounts		(2,386,000,000)	(466,000,000)
Defined benefit pension fund assets (negative amount)		(920,000,000)	(1,149,000,000)
Direct, indirect and synthetic holdings by an institution of own CET 1 instruments (negative amount)		0	0
Direct, indirect and synthetic holdings by the institution of the CET 1 instruments of financial sector entities where the institution has a significant investment in those entities (amount above the 10% / 15 % thresholds and net of eligible short positions) (negative amount)		0	0
Deferred tax assets arising from temporary differences (net of related tax liabilities where the conditions in Art. 38 (3) CRR are met) (amount above the 10% / 15 % thresholds) (negative amount)		0	0
Other regulatory adjustments	[2]	(1,679,000,000)	(2,225,000,000)
Total regulatory adjustments to Common Equity Tier 1 (CET 1) capital		(16,058,000,000)	(13,536,000,000)
Common Equity Tier 1 (CET 1) capital		48,066,000,000	48,097,000,000
Additional Tier 1 (AT1) capital: instruments [Abstract]
Capital instruments and the related share premium accounts		8,578,000,000	8,578,000,000
Amount of qualifying items referred to in Art. 484 (4) CRR and the related share premium accounts subject to phase out from AT1		0	0
Additional Tier 1 (AT1) capital before regulatory adjustments		8,578,000,000	8,578,000,000
Additional Tier 1 (AT1) capital: regulatory adjustments [Abstract]
Direct, indirect and synthetic holdings by an institution of own AT1 instruments (negative amount)		(250,000,000)	(60,000,000)
Other regulatory adjustments		0	0
Total regulatory adjustments to Additional Tier 1 (AT1) capital		(250,000,000)	(60,000,000)
Additional Tier 1 (AT1) capital		8,328,000,000	8,518,000,000
Tier 1 capital (T1 = CET 1 + AT1)		56,395,000,000	56,616,000,000
Tier 2 (T2) capital		8,610,000,000	9,531,000,000
Total Capital		65,005,000,000	66,146,000,000
Total risk-weighted assets		€ 349,742,000,000	€ 360,003,000,000
Capital ratios [Abstract]
Common Equity Tier 1 capital ratio (as a percentage of risk-weighted assets)		13.7	13.4
Tier 1 capital ratio (as a percentage of risk-weighted assets)		16.1	15.7
Total capital ratio (as a percentage of risk-weighted assets)		18.6	18.4

[1]	Full year profit is recognized as per ECB Decision (EU) 2015/656 in accordance with the Article 26(2) of Regulation (EU) No 575/2013 (ECB/2015/4)
[2]	Includes capital deductions of € 1.4 billion (Dec 2022: € 1.2 billion) based on ECB guidance on irrevocable payment commitments related to the Single Resolution Fund and the Deposit Guarantee Scheme, € 0.3 billion (Dec 2022: € 1.0 billion) based on ECB's supervisory recommendation for a prudential provisioning of non-performing exposures, € 0.9 million (Dec 2022: € 7.4 million) resulting from minimum value commitments as per Article 36 (1)(n) of the CRR and CET 1 shows no change in the current year, but a decrease of € 14.7 million for the year 2022 from IFRS 9 transitional provision as per Article 473a of the CRR